Note 14 - Commitments and Contingencies, Litigation (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims
Labor claims	$ 112	$ 119
Tax claims	379	361
Civil claims	245	214
Commercials claims and other contingencies	36	66
Long-term contingencies	$ 772	$ 760